Other Non-current Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other non-current assets.
Deposits of rental, utility and other	€ 10,933	€ 11,494
Equity investments designated at fair value through profit or loss	2,702	2,660
Other	1,748	1,386
Total other non-current assets	€ 15,383	€ 15,540